Debt	12 Months Ended
Dec. 31, 2017
Disclosure of debt [Abstract]
Disclosure of debt [Text block]
Table of Contents

Note 18Debt

Royal Philips has a USD 2.5 billion Commercial Paper Programme and a EUR 1 billion committed revolving credit facility that can be used for general group purposes, such as a backstop of its Commercial Paper Programme. As of December 31, 2017, Royal Philips did not have any loans outstanding under either facility. The EUR 1 billion committed revolving credit facility was signed effective April 21, 2017, replacing the former EUR 1.8 billion facility of the Company. The new facility has a tenor of five years and contains two 1-year extension options. In line with the previous facility, it does not have a material adverse change clause, has no financial covenants and no credit-rating-related acceleration possibilities.

The provisions applicable to all corporate USD denominated bonds issued by the Company in March 2008 and March 2012 (due 2022, 2038 and 2042) contain a ‘Change of Control Triggering Event’. If the Company would experience such an event with respect to a series of corporate bonds the Company might be required to offer to purchase the bonds that are still outstanding at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest, if any.

Furthermore, the conditions applicable to the EUR denominated corporate bonds issued in 2017 (due 2019 and 2023) contain a similar provision (‘Change of Control Put Event’). Upon the occurrence of such an event, the Company might be required to redeem or purchase any of such bonds at their principal amount together with interest accrued.

In January 2017, Philips entered into a USD 1,000 million and EUR 300 million credit facility with a consortium of international banks. Under this credit facility Philips drew USD 1,000 million in January 2017; the facility was used for the early redemption of the 5.750% bonds due 2018 in the aggregate principal amount of USD 1,250 million. In Q2 2017, the drawn amount was repaid in full and the facility was cancelled.

In May 2017, EUR 1,341 million of mainly long-term Lighting debt was transferred to liabilities directly associated with assets held for sale.

In August 2017, Philips entered into a EUR 1,000 million loan for the purpose of financing The Spectranetics Corporation acquisition and for general purposes. In September 2017, Philips successfully issued EUR 500 million floating-rate bonds due 2019 and EUR 500 million fixed-rate bonds due 2023. The net proceeds of the offering were used for the repayment of the EUR 1,000 million loan entered into August 2017.

On June 28, 2017, Royal Philips announced a EUR 1.5 billion share buyback program. Philips started the program in the third quarter of 2017, and intends to complete it in two years. As the program was initiated for capital reduction purposes, Philips intends to cancel all of the shares acquired under the program. Under this program, Royal Philips has entered into a number of forward transactions with a number of financial institutions, to be settled at future dates over the course of the program. Over the second half of 2017, the nominal amount was equal to EUR 998 million. These forward contracts are accounted for as debt.

Long-term debt

Philips Group
Long-term debt
in millions of EUR unless otherwise stated
2016 - 2017
	(range of) interest rates	average rate of interest	average remaining term (in years)	amount outstanding in 2017	amount due in 1 year	amount due after 1 year	amount due after 5 years	amount outstanding in 2016
USD bonds	3.8 - 7.8%	5.4%	13.3	2,137		2,137	1,305	3,608
EUR bonds	0.0 - 0.5%	0.3%	3.7	997		997	496
Bank borrowings	0.2 - 11.0%	1.3%	2.1	190	52	138		1,470
Other long-term debt	0.0 - 2.6%	0.9%	1.1	20	19	1	-	39
Institutional financing				3,344	71	3,273	1,801	5,117
Finance leases	0 - 16.1%	3.4%	4.8	281	87	195	24	279
Forward contracts			1.2	970	394	576
Long-term debt		2.8%	7.6	4,595	552	4,044	1,825	5,396
Corresponding data of previous year		4.1%	7.8	5,396	1,375	4,021	2,454	4,245

The following amounts of long-term debt as of December 31, 2017, are due in the next five years:

Philips Group
Long-term debt due in the next five years
in millions of EUR
2016 - 2017
2018	552
2019	1,190
2020	103
2021	80
2022	846
Long-term debt	2,770
Corresponding amount of previous year	2,942
Philips Group
Unsecured Bonds
in millions of EUR unless otherwise stated
2016 - 2017
	effective rate	2016	2017
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%		500
Due 9/06/2019; 3M Euribor +20bps			500
Unsecured USD Bonds
Due 5/15/25; 7 3/4%	7.429%	60	53
Due 6/01/26; 7 1/5%	6.885%	130	114
Due 5/15/25; 7 1/8%	6.794%	80	70
Due 3/11/18; 5 3/4% [1] )		1,187
Due 3/11/38; 6 7/8%	7.210%	758	668
Due 3/15/22; 3 3/4%	3.906%	949	837
Due 3/15/42; 5%	5.273%	475	418
Adjustments [2] )		(31)	(26)
Unsecured Bonds		3,608	3,134
1)In January 2017, Royal Philips has early redeemed the bond due in 2018 in the aggregate principal amount of USD 1,250 million.
2)Adjustments relate to both EUR and USD bonds and concern bond discounts and premium, transactions costs and fair value adjustments for interest rate derivatives.
Finance lease liabilities

The below table discloses the reconciliation between the total of future minimum lease payments and their present value.

Philips Group
Finance lease liabilities
in millions of EUR
2016 - 2017
	2016			2017
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	93	8	85	93	6	87
Between one and five years	181	15	166	184	14	170
More than five years	33	5	28	29	4	24
Finance lease	307	28	279	306	24	281

Short-term debt

Philips Group
Short-term debt
in millions of EUR
2016 - 2017
	2016	2017
Short-term bank borrowings	207	71
Forward contracts		49
Other short-term loans	3
Current portion of long-term debt	1,375	552
Short-term debt	1,585	672

During 2017, the weighted average interest rate on the bank borrowings was 3.3% (2016: 5.4%). The decrease was mainly driven by a repayment of debt in Q4 2016 with high interest rate.